BUSINESS COMBINATIONS	3 Months Ended
Mar. 31, 2021
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATIONS

4. BUSINESS COMBINATIONS

SAPESCO Business Combination

In June of 2020, NESR executed the First Deed of Amendment (“First Deed of Amendment”) to the Agreement dated February 13, 2020 related to the sale and purchase of 99.7% of SAPESCO (collectively with the First Deed of Amendment, the “Sale & Purchase Agreement”). The executed First Deed of Amendment gave NESR control over SAPESCO effective from June 1, 2020. Accordingly, the accounting of the acquisition was carried out effective June 1, 2020.

Description of the SAPESCO Transaction

Under the terms of the Sale & Purchase Agreement, NESR acquired 99.7% of the issued and outstanding shares of SAPESCO in a cash and stock transaction (the “Business Combination”) which comprised of $11.0 million to be paid at closing, an additional $6.0 million to be paid in three equal installments, for total cash consideration of $17.0 million, and the issuance of 2,237,000 NESR shares. Formal closing and legal transfer of the $11.0 million of cash and $6.0 million of deferred cash consideration occurred during 2020. The transfer of 2,237,000 NESR ordinary shares was completed in the quarter ended March 31, 2021. The formal closing and transfer of consideration was temporarily delayed as a result of the global COVID-19 pandemic.

The Sale & Purchase Agreement also contained earn-out mechanisms that enabled the sellers to receive additional consideration after the closing of the Business Combination as follows:

●	Cash Earn-Out (“Cash Earn-Out”) of up to $6.9 million in cash based on collection of certain receivables;

●	Additional Earn-Out Shares (“Additional Earn-Out Shares”) based on the collection of certain receivables and only to the extent that NESR’s average share price during the fourth quarter of 2020 was less than $9 per share; and

●	Customer Receivables Earn-Out Shares (“Customer Receivables Earn-Out Shares”) based on the collection of certain long-dated and/or doubtful receivables for two years subsequent to the Closing Date, to be settled at the NESR Additional Share Price (“NESR Additional Share Price”) which is derived from taking the average of the price of the Company’s shares (“NESR Shares”) during each calendar quarter within the 12 months after the Closing Date and applying the average price in each quarter to the long-dated and doubtful receivables collected during the relevant quarter, provided that if such price is: (a) less than $10, the NESR Additional Share Price shall be $10 or (b) greater than $11.70, the NESR Additional Share Price shall be $11.70.

Collectively, the Cash Earn-Out and Additional Earn-Out Shares were fair valued at $11.7 million as of June 1, 2020. The Cash Earn-Out was determined using a discounted cash flow approach within a scenario analysis. The Additional Earn-Out Shares were valued using a Monte Carlo simulation. In the fourth quarter of 2020, the Company reduced the liabilities recorded for the Cash Earn-Out and Additional Earn-Out Shares to $2.1 million based on expected settlement values at the reporting date that were subsequently finalized with the sellers in the quarter ended March 31, 2021. This adjustment was reflected in Other income/(expense), net, as ASC 805 precludes adjusting goodwill for subsequent revisions to contingent consideration. The downward revision to the liabilities recorded for the Cash Earn-Out and Additional Earn-Out Shares was primarily on account of settlement negotiations with the sellers during the fourth quarter of 2020 that altered the mix of cash and equity consideration to be paid upon final settlement of these earn-outs. The Cash Earn-Out and Additional Earn-Out Shares were formally settled in the quarter ended March 31, 2021 through the transfer of $0.5 million of cash and 145,039 ordinary shares valued at $1.6 million, respectively.

The Customer Receivables Earn-Out Shares contingency and corresponding long-dated and doubtful receivables, were fair valued at $0.0 (zero) at June 1, 2020. Subsequently, as the Company has collected some of these amounts, the Company has recorded $2.4 million of Other Current Liabilities as of March 31, 2021 relating primarily to the expected issuance of 270,917 Customer Receivables Earn-Out Shares later in 2021.

Financing of Business Combination

Consideration for the Business Combination was funded through the following sources and transactions:

●	cash and cash equivalents of $11.0 million;

●	deferred cash consideration of $6.0 million;

●	the issuance of 2,237,000 NESR ordinary shares to the SAPESCO selling shareholders in exchange for their SAPESCO shares.

The following summarizes the consideration to purchase 99.7% of the issued and outstanding equity interests of SAPESCO:

	SAPESCO
	Value (In US$ thousands)	Shares

Cash consideration	$16,958
Total consideration – cash	16,958

NESR ordinary share consideration	12,013	2,237,000
Total consideration – equity (1)	12,013	2,237,000

Cash Earn-Out	5,301
Additional Earn-Out Shares	6,377		(2)
Total estimated earn-out mechanisms	11,678		(2)

Total consideration	$40,649	2,237,000

(1)	The fair value of NESR ordinary shares was determined based upon the $5.37 per share closing price of NESR ordinary shares on June 1, 2020, the acquisition date of the Business Combination. Control was transferred by agreement with the selling shareholders of SAPESCO.
(2)	The quantity of Additional Earn-Out Shares was negotiated in the quarter ended December 31, 2020 and finalized in the quarter ended March 31, 2021 when settled with the sellers for 145,039 shares.

Accounting treatment

The Business Combination was accounted for under ASC 805, Business Combinations (“ASC 805”). Pursuant to ASC 805, NESR has been determined to be the accounting acquirer. SAPESCO constitutes a business, with inputs, processes, and outputs. Accordingly, the acquisition of SAPESCO constitutes the acquisition of a business for purposes of ASC 805, and due to the change in control of SAPESCO was accounted for using the acquisition method. NESR recorded the fair value of assets acquired and liabilities assumed from SAPESCO.

The following table summarizes the final allocation of the purchase price allocation (in US$ thousands):

Allocation of consideration

Cash and cash equivalents	$3,740
Accounts receivable	14,847
Unbilled revenue	6,126
Service inventories	5,641
Prepaid assets	679
Retention withholdings	279
Other current assets	552
Property, plant and equipment	14,385
Intangible assets	3,340
Other assets	200
Total identifiable assets acquired	49,789

Accounts payable	11,984
Accrued expenses	6,613
Current installments of long-term debt	5,400
Short-term borrowings	5,692
Income taxes payable	313
Other taxes payable	3,802
Other current liabilities	2,237
Long-term debt	15,572
Employee benefit liabilities	1,455
Other liabilities	2,237
Non-controlling interests	(8)
Net identifiable liabilities acquired	55,297
Total fair value of net assets acquired	(5,508)
Goodwill	46,157
Total consideration	$40,649

All employee benefit liabilities relate to end of service benefits (Note 12).

The Company finalized its valuation of identifiable assets and liabilities during the quarter ended December 31, 2020.

Intangible assets

Intangible assets were identified that met either the separability criterion or the contractual-legal criterion described in ASC 805.

The final allocation to intangible assets is as follows (in US$ thousands):

	Fair Value
	Total	Useful Life
	(In US$ thousands)
Customer relationships	$2,900	8 years
Trademarks and trade names	440	2 years
Total intangible assets	$3,340

Goodwill

As of March 31, 2021, $46.2 million has been allocated to goodwill. Goodwill represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable definite-lived intangible assets acquired. Goodwill is not amortizable and/or deductible for tax purposes. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of the strong market positions and the assembled workforces.

In accordance with FASB ASC Topic 350, Goodwill and Other Intangible Assets, goodwill will not be amortized, but instead will be tested for impairment at least annually or more frequently if certain indicators are present. In the event management determines that the value of goodwill has become impaired, an accounting charge for the amount of impairment during the period in which the determination is made may be recognized.

Unaudited pro-forma information

The following table summarizes the supplemental consolidated results of the Company on an unaudited pro-forma basis, as if the Business Combination had been consummated on January 1, 2019 for the quarterly period ended March 31, 2020 (in US$ thousands):

Period from
January 1
to March 31,
2020
Revenues	$212,426
Net income/(loss)	12,296

These pro-forma results were based on estimates and assumptions, which the Company believes are reasonable. They are not the results that would have been realized had the Company been a consolidated company during the periods presented and are not necessarily indicative of results of operations in future periods. SAPESCO’s results for the periods presented include significant charges for restructuring and related activities that may not have been incurred had the Company been a consolidated company during the periods presented. The pro-forma results include adjustments primarily related to purchase accounting adjustments. Acquisition costs and other non-recurring charges incurred in connection with the Business Combination are included in the earliest period presented.

SAPESCO revenue of $14.8 million and net income of $4.9 million are included in the Condensed Consolidated Statement of Operations during the quarterly period ended March 31, 2021.